UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:  ___;  Amendment Number: __
This Amendment (Check only one.)  ___ is a restatement.
                                  ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Botti Brown Asset Management, LLC
Address:    101 California Street, Suite 4350
            San Francisco, CA 94111

Form 13F File Number:   28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Bridget Castoria
Title:      Chief Financial Officer
Phone:      415-675-3300

Signature, Place and Date of Signing:


Bridget Castoria     San Francisco, CA        April 28, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               40

Form 13F Information Table Value Total:               294,159 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

NAME OF ISSUER              TITLE   CUSIP        VALUE   SHARES        SH/  PUT/  INV.  OTHER  VOTING AUTH
                            OF                   X1000                 PRN  CALL  DISC. MGR
                            CLASS
                                                                                                   SOLE      SHR  NONE

***CRESCENT POINT ENERGY    COM     225908102    2,394   114,610       SH         Sole         114,610
TRUST
***TYCO ELECTRONICS LTD     COM     G9144P105    6,934   628,075       SH         Sole         628,075
***TYCO INTERNATIONAL LTD   COM     H89128104    10,566  540,175       SH         Sole         540,175
ADOBE SYSTEMS INC           COM     00724F101    7,863   367,600       SH         Sole         367,600
AMERICAN EAGLE OUTFITTERS   COM     02553E106    18,168  1,484,300     SH         Sole         1,484,300
INC
ARRIS GROUP INC             COM     04269Q100    4,849   657,969       SH         Sole         657,969
BROADRIDGE FINANCIAL        COM     11133T103    10,608  570,000       SH         Sole         570,000
SOLUTIONS
CANDELA LASER CORP          COM     136907102    211     514,880       SH         Sole         514,880
CISCO SYSTEMS INC.          COM     17275R102    6,638   395,800       SH         Sole         395,800
CONSOLIDATED GRAPHICS INC   COM     209341106    646     50,799        SH         Sole         50,799
DATA DOMAIN INC             COM     23767P109    4,178   332,400       SH         Sole         332,400
EXPEDIA INC DEL             COM     30212P105    9,807   1,080,100     SH         Sole         1,080,100
FIDELITY NATIONAL           COM     31620M106    9,353   513,900       SH         Sole         513,900
INFORMATION
GREAT CANADIAN GAMING CORP  COM     389914102    4,936   2,377,800     SH         Sole         2,377,800
HSN INC                     COM     404303109    5,836   1,135,381     SH         Sole         1,135,381
IAC/INTERACTIVE CORP        COM     44919P508    26,524  1,741,585     SH         Sole         1,741,585
INTERVAL LEISURE GROUP INC  COM     46113M108    13,379  2,524,338     SH         Sole         2,524,338
INTL RECTIFIER CORP         COM     460254105    7,472   553,042       SH         Sole         553,042
INVENTIV HEALTH INC         COM     46122E105    1,277   156,550       SH         Sole         156,550
KING PHARMACEUTICALS INC    COM     495582108    2,153   304,500       SH         Sole         304,500
LCA-VISION INC              COM     501803308    2,099   721,400       SH         Sole         721,400
LENDER PROCESSING SVCS INC  COM     52602E102    7,830   255,800       SH         Sole         255,800
MEREDITH CORP               COM     589433101    11,052  664,200       SH         Sole         664,200
MI DEVELOPMENTS INC SUB VTG COM     55304X104    670     109,200       SH         Sole         109,200
MICROSOFT CORP              COM     594918104    19,424  1,057,400     SH         Sole         1,057,400
MICROSTRATEGY INC CL A      COM     594972408    8,859   259,125       SH         Sole         259,125
MIRANT CORP                 COM     60467R100    8,169   716,581       SH         Sole         716,581
NEUSTAR INC                 COM     64126X201    5,196   310,200       SH         Sole         310,200
NEWELL RUBBERMAID INC       COM     651229106    2,309   361,900       SH         Sole         361,900
PARAMETRIC TECHNOLOGY CORP  COM     699173209    5,639   565,000       SH         Sole         565,000
PFIZER INC                  COM     717081103    9,298   682,700       SH         Sole         682,700
SONICWALL INC               COM     835470105    8,102   1,816,601     SH         Sole         1,816,601
SPDR GOLD TRUST             COM     78463V107    11,547  127,900       SH         Sole         127,900
SYNOPSYS INC                COM     871607107    13,363  644,600       SH         Sole         644,600
TREE COM INC                COM     894675107    663     143,425       SH         Sole         143,425
Ticketmaster                COM     88633P302    2,863   775,958       SH         Sole         775,958
UNITEDHEALTH GROUP          COM     91324P102    8,020   383,200       SH         Sole         383,200
VISHAY INTERTECHNOLOGY INC  COM     928298108    6,084   1,748,395     SH         Sole         1,748,395
WELLPOINT INC               COM     94973V107    4,199   110,600       SH         Sole         110,600
WESTERN UN CO               COM     959802109    4,981   396,300       SH         Sole         396,300


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